Eaton Vance

Emerging and Frontier Countries Equity Fund

July 31, 2019 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $176,705,713 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.3%

Security	Shares	Value
Argentina — 10.6%
Adecoagro SA(1)	90,700	$612,225
Arcos Dorados Holdings, Inc., Class A	97,100	771,945
Banco BBVA Argentina SA ADR	59,745	692,445
Banco Macro SA, Class B ADR	32,461	2,248,898
Central Puerto SA ADR(1)	57,155	526,398
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	17,175	322,031
Globant SA(1)	24,436	2,590,216
Grupo Financiero Galicia SA, Class B ADR	70,176	2,578,266
Grupo Financiero Valores SA	5,589,500	1,033,203
Grupo Supervielle SA ADR	56,000	431,200
Loma Negra Cia Industrial Argentina SA ADR(1)	45,027	555,183
Pampa Energia SA ADR(1)	49,869	1,640,690
Telecom Argentina SA ADR	92,288	1,559,667
Transportadora de Gas del Sur SA ADR	62,039	968,429
YPF SA ADR	134,109	2,206,093

		$18,736,889

Brazil — 5.9%
AMBEV SA	135,900	$716,828
Atacadao SA(1)	17,400	106,734
B3 SA - Brasil Bolsa Balcao	59,500	657,777
Banco Bradesco SA, PFC Shares	72,360	654,138
Banco Bradesco SA	28,100	229,065
Banco BTG Pactual SA(1)	8,700	136,233
Banco do Brasil SA	17,600	226,990
Banco Santander Brasil SA	10,400	116,771
BB Seguridade Participacoes SA	23,600	200,668
BR Malls Participacoes SA	31,400	123,499
BRF SA(1)	19,900	174,213
CCR SA	43,300	169,622
Cia Brasileira de Distribuicao, PFC Shares	6,000	147,078
Cia de Saneamento Basico do Estado de Sao Paulo	12,400	173,506
Cia Energetica de Minas Gerais SA, PFC Shares	35,100	130,049
Cia Siderurgica Nacional SA	26,000	112,616
Embraer SA	27,100	137,121
Engie Brasil Energia SA	8,900	112,569
Equatorial Energia SA	6,200	153,524
Gerdau SA, PFC Shares	39,700	143,036
Hypera SA	15,600	123,366
IRB Brasil Resseguros SA	5,300	131,932
Itau Unibanco Holding SA, PFC Shares	86,500	789,218
Itausa-Investimentos Itau SA, PFC Shares	88,400	288,849
JBS SA	35,700	232,927
Klabin SA	28,400	119,364

Security	Shares	Value
Kroton Educacional SA	52,800	$173,770
Localiza Rent a Car SA	19,200	221,363
Lojas Americanas SA, PFC Shares	29,100	138,395
Lojas Renner SA	24,610	306,049
Magazine Luiza SA	2,700	186,577
Natura Cosmeticos SA	7,900	126,624
Notre Dame Intermedica Participacoes SA	13,000	148,860
Petrobras Distribuidora SA	11,800	82,246
Petroleo Brasileiro SA	85,700	646,509
Petroleo Brasileiro SA, PFC Shares	119,300	815,267
Raia Drogasil SA	8,100	176,184
Rumo SA(1)	36,700	210,794
Sul America SA	10,000	110,105
Suzano SA	19,691	158,246
Telefonica Brasil SA, PFC Shares	15,100	206,933
TIM Participacoes SA(1)	35,900	114,952
Ultrapar Participacoes SA	27,100	141,239
Weg SA	29,300	182,878

		$10,454,684

China — 10.7%
58.com, Inc. ADR(1)	1,300	$73,294
AAC Technologies Holdings, Inc.	12,500	67,169
Alibaba Group Holding, Ltd. ADR(1)	16,154	2,796,419
Anhui Conch Cement Co., Ltd., Class H	24,000	138,582
ANTA Sports Products, Ltd.	17,000	126,904
Baidu, Inc. ADR(1)	3,980	444,566
Beijing Enterprises Water Group, Ltd.	98,000	51,582
Brilliance China Automotive Holdings, Ltd.	56,000	61,029
BYD Co., Ltd., Class H	14,500	90,605
CGN Power Co., Ltd., Class H(2)	155,000	44,739
China Cinda Asset Management Co., Ltd., Class H	147,000	32,068
China Common Rich Renewable Energy Investment, Ltd.(1)(3)	302,000	0
China Communications Construction Co., Ltd., Class H	78,000	65,742
China Construction Bank Corp., Class H	1,202,000	922,812
China Everbright International, Ltd.	82,222	72,405
China Evergrande Group	59,000	155,763
China Galaxy Securities Co., Ltd., Class H	59,500	31,757
China Gas Holdings, Ltd.	23,600	97,786
China Life Insurance Co., Ltd., Class H	109,000	277,645
China Mengniu Dairy Co., Ltd.	47,000	189,647
China Merchants Port Holdings Co., Ltd.	24,160	39,984
China Mobile, Ltd.	90,000	765,394
China Overseas Land & Investment, Ltd.	60,000	204,543
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	180,003
China Petroleum & Chemical Corp., Class H	382,000	245,248
China Railway Construction Corp., Ltd., Class H	46,500	53,727
China Railway Group, Ltd., Class H	86,000	60,214
China Resources Beer Holdings Co., Ltd.	38,000	178,047
China Resources Gas Group, Ltd.	20,000	101,232
China Resources Land, Ltd.	47,777	204,171
China Resources Power Holdings Co., Ltd.	34,000	48,825
China Shenhua Energy Co., Ltd., Class H	56,000	110,631

Security	Shares	Value
China State Construction International Holdings, Ltd.	42,000	$43,144
China Taiping Insurance Holdings Co., Ltd.	31,400	86,893
China Telecom Corp., Ltd., Class H	234,000	104,371
China Unicom (Hong Kong), Ltd.	98,000	95,477
China Vanke Co., Ltd., Class H	26,700	100,287
CITIC Securities Co., Ltd., Class H	39,500	75,417
CITIC, Ltd.	75,000	99,305
CNOOC, Ltd.	261,000	430,327
Country Garden Holdings Co., Ltd.	129,000	173,802
Country Garden Services Holdings Co., Ltd.	14,827	35,702
CRRC Corp., Ltd., Class H	79,750	62,775
CSPC Pharmaceutical Group, Ltd.	84,000	145,772
Ctrip.com International, Ltd. ADR(1)	5,900	229,982
Dongfeng Motor Group Co., Ltd., Class H	54,000	48,163
ENN Energy Holdings, Ltd.	14,000	144,010
Fullshare Holdings, Ltd.(1)	160,000	5,699
Geely Automobile Holdings, Ltd.	80,000	122,010
GF Securities Co., Ltd., Class H(1)	24,600	27,590
Great Wall Motor Co., Ltd., Class H	53,500	36,242
Guangdong Investment, Ltd.	48,000	100,884
Guangzhou Automobile Group Co., Ltd., Class H	74,400	75,646
Haitong Securities Co., Ltd., Class H	60,000	59,381
Hengan International Group Co., Ltd.	12,500	94,545
Huaneng Power International, Inc., Class H	96,000	55,624
Huatai Securities Co., Ltd., Class H(2)	34,000	55,083
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	712,510
JD.com, Inc. ADR(1)	10,624	317,764
Lenovo Group, Ltd.	160,000	128,745
NetEase, Inc. ADR	1,181	272,598
New China Life Insurance Co., Ltd., Class H	16,000	79,364
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	247,632
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	54,116
PetroChina Co., Ltd., Class H	320,000	169,729
PICC Property & Casualty Co., Ltd., Class H	114,000	135,360
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	907,507
Semiconductor Manufacturing International Corp.(1)	7,300	8,599
Shenzhou International Group Holdings, Ltd.	12,000	165,208
SINA Corp.(1)	1,200	46,944
Sino Biopharmaceutical, Ltd.	135,000	164,668
Sinopharm Group Co., Ltd., Class H	22,400	82,804
Sunac China Holdings, Ltd.	32,000	144,342
Sunny Optical Technology Group Co., Ltd.	17,000	196,577
TAL Education Group ADR(1)	4,548	146,446
Tencent Holdings, Ltd.	81,800	3,811,304
Tencent Music Entertainment Group ADR(1)	13,500	192,645
Vipshop Holdings, Ltd. ADR(1)	6,998	53,185
Want Want China Holdings, Ltd.	103,000	80,108
Weibo Corp. ADR(1)	120	4,700
Yum China Holdings, Inc.	7,500	341,250
YY, Inc. ADR(1)	600	38,514
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	52,578

		$18,995,861

Security	Shares	Value
Croatia — 1.8%
Adris Grupa DD, PFC Shares	9,000	$630,176
Atlantic Grupa DD	1,600	295,427
Ericsson Nikola Tesla DD	930	159,154
Hrvatski Telekom DD	52,252	1,251,747
Koncar-Elektroindustrija DD	2,280	213,243
Podravka Prehrambena Industrija DD	4,900	304,555
Valamar Riviera DD	48,200	269,842
Zagrebacka Banka DD	14,600	135,664

		$3,259,808

Cyprus — 1.5%
Bank of Cyprus Holdings PLC(1)	1,534,390	$2,658,501

		$2,658,501

Egypt — 5.4%
Alexandria Mineral Oils Co.	969,234	$216,514
Cairo Investment & Real Estate Development Co. SAE(1)	270,374	173,637
Commercial International Bank Egypt SAE	506,375	2,246,580
Credit Agricole Egypt SAE	391,772	1,029,035
Eastern Co. SAE	885,775	848,638
Egypt Kuwait Holding Co. SAE	425,243	522,062
Egyptian Financial Group-Hermes Holding Co.	443,127	444,234
ElSewedy Electric Co.	777,470	577,872
Ezz Steel Co SAE(1)	325,400	162,410
Ghabbour Auto(1)	1,032,421	229,983
Heliopolis Housing	125,471	174,145
Juhayna Food Industries	587,745	355,234
Medinet Nasr Housing(1)	1,171,024	337,417
Oriental Weavers	400,915	249,500
Palm Hills Developments SAE(1)	1,970,469	241,794
Pioneers Holding for Financial Investments SAE(1)	422,200	131,002
Qalaa Holdings SAE(1)	1,277,278	231,062
Six of October Development & Investment Co.	364,850	292,581
Talaat Moustafa Group	1,068,909	645,257
Telecom Egypt	440,899	373,129

		$9,482,086

Georgia — 2.8%
Bank of Georgia Group PLC	92,860	$1,576,673
Georgia Capital PLC(1)	75,200	895,932
TBC Bank Group PLC	147,586	2,539,062

		$5,011,667

Iceland — 0.1%
Sjova-Almennar Tryggingar HF	957,020	$143,491
Tryggingamidstodin HF	225,300	60,108

		$203,599

India — 5.4%
Adani Ports and Special Economic Zone, Ltd.	22,802	$124,670
Adani Power, Ltd.(1)	9,483	8,321
Ambuja Cements, Ltd.	21,000	61,080

Security	Shares	Value
Asian Paints, Ltd.	8,100	$178,537
Aurobindo Pharma, Ltd.	7,300	60,171
Bajaj Auto, Ltd.	2,400	87,134
Bajaj Finance, Ltd.	4,600	216,344
Bajaj Finserv, Ltd.	1,200	123,270
Bharat Petroleum Corp., Ltd.	22,800	113,797
Bharti Airtel, Ltd.	45,677	222,339
Bharti Infratel, Ltd.	15,719	55,643
Cipla, Ltd.	9,500	71,305
Coal India, Ltd.	19,072	56,368
Dabur India, Ltd.	18,500	114,357
Dr. Reddy’s Laboratories, Ltd.	3,000	111,390
Eicher Motors, Ltd.	400	93,937
GAIL (India), Ltd.	45,508	84,960
Godrej Consumer Products, Ltd.	10,800	93,993
Grasim Industries, Ltd.	10,000	113,481
HCL Technologies, Ltd.	16,228	243,227
Hero MotoCorp, Ltd.	1,300	44,149
Hindalco Industries, Ltd.	30,900	85,128
Hindustan Petroleum Corp., Ltd.	19,000	72,775
Hindustan Unilever, Ltd.	17,900	447,259
Housing Development Finance Corp., Ltd.	22,890	704,182
Indiabulls Housing Finance, Ltd.	8,300	64,354
Indian Oil Corp., Ltd.	28,139	56,535
Infosys, Ltd.	88,314	1,009,639
ITC, Ltd.	93,750	367,859
JSW Steel, Ltd.	25,000	85,702
Larsen & Toubro, Ltd.	14,250	286,575
LIC Housing Finance, Ltd.	12,100	90,560
Lupin, Ltd.	5,700	63,388
Mahindra & Mahindra, Ltd.	21,600	171,600
Maruti Suzuki India, Ltd.	2,900	229,754
Motherson Sumi Systems, Ltd.	40,725	62,811
Nestle India, Ltd.	700	118,163
Oil & Natural Gas Corp., Ltd.	34,800	69,793
Piramal Enterprises, Ltd.	2,702	70,977
Reliance Industries, Ltd.	68,600	1,155,396
Shree Cement, Ltd.	360	105,162
Shriram Transport Finance Co., Ltd.	6,100	85,360
Tata Consultancy Services, Ltd.	24,556	784,314
Tata Motors, Ltd.(1)	45,100	88,323
Tata Steel, Ltd.(4)	11,747	73,550
Tata Steel, Ltd.(4)	792	514
Tech Mahindra, Ltd.	15,208	139,890
Titan Co., Ltd.	10,400	158,861
UltraTech Cement, Ltd.	2,700	169,358
UPL, Ltd.	15,150	130,403
Vedanta, Ltd.	43,100	95,563
Wipro, Ltd.	33,961	130,964
Zee Entertainment Enterprises, Ltd.	16,300	85,217

		$9,538,402

Security	Shares	Value
Indonesia — 3.0%
Astra International Tbk PT	1,228,500	$608,881
Bank Central Asia Tbk PT	511,400	1,122,716
Bank Mandiri Persero Tbk PT	616,000	346,558
Bank Rakyat Indonesia Persero Tbk PT	1,211,500	383,898
Charoen Pokphand Indonesia Tbk PT	504,500	193,050
Gudang Garam Tbk PT	35,100	188,554
Hanjaya Mandala Sampoerna Tbk PT	693,700	149,206
Indah Kiat Pulp & Paper Corp. Tbk PT	213,300	112,565
Indocement Tunggal Prakarsa Tbk PT	140,400	223,048
Indofood Sukses Makmur Tbk PT	336,500	168,949
Kalbe Farma Tbk PT	1,603,900	167,593
Semen Indonesia Persero Tbk PT	225,200	204,715
Telekomunikasi Indonesia Persero Tbk PT	3,032,900	925,585
Unilever Indonesia Tbk PT	100,000	309,865
United Tractors Tbk PT	118,400	209,717

		$5,314,900

Kuwait — 9.1%
Agility Public Warehousing Co. KSC	467,109	$1,229,259
Boubyan Bank KSCP	432,271	854,866
Boubyan Petrochemicals Co. KSCP	171,000	488,158
Burgan Bank SAK	384,895	444,352
Gulf Bank KSCP	615,399	642,350
Humansoft Holding Co. KSC	39,605	425,347
Kuwait Finance House KSCP	1,606,641	4,110,209
Kuwait International Bank KSCP	277,000	261,749
Mabanee Co. SAKC	252,129	654,040
Mobile Telecommunications Co.	924,183	1,752,969
National Bank of Kuwait SAK	1,359,260	4,460,824
National Industries Group Holding SAK	459,900	379,588
Warba Bank KSCP(1)	384,651	324,638

		$16,028,349

Mauritius — 1.4%
MCB Group, Ltd.	303,608	$2,382,990
The Lux Collective, Ltd.(1)	66,516	4,625

		$2,387,615

Peru — 3.3%
Alicorp SAA	177,700	$570,189
Cementos Pacasmayo SAA	164,438	298,661
Cia de Minas Buenaventura SA ADR	48,280	735,787
Credicorp, Ltd.	3,866	842,749
Engie Energia Peru SA	95,400	196,374
Ferreycorp SAA	1,054,100	689,225
Grana y Montero SAA ADR(1)	129,300	377,556
InRetail Peru Corp.(2)	14,400	548,640
Southern Copper Corp.	27,002	966,402
Union Andina de Cementos SAA	378,600	270,470
Volcan Cia Minera SAA, Class B	2,675,900	388,810

		$5,884,863

Security	Shares	Value
Serbia — 4.5%
Energoprojekt Holding AD Beograd(1)	74,772	$474,945
Komercijalna Banka AD Beograd(1)	130,958	3,829,678
Metalac AD(1)	63,999	1,204,215
NIS AD Novi Sad	371,854	2,415,739

		$7,924,577

Singapore — 1.2%
Yoma Strategic Holdings, Ltd.	8,240,033	$2,143,656

		$2,143,656

South Korea — 6.6%
AMOREPACIFIC Corp.	901	$105,868
Celltrion Healthcare Co., Ltd.(1)	1,924	74,424
Celltrion, Inc.(1)	1,832	261,474
Daelim Industrial Co., Ltd.	986	87,598
E-MART, Inc.	775	79,444
Fila Korea, Ltd.	1,550	87,707
GS Holdings Corp.	2,070	87,699
Hankook Tire Co., Ltd.	2,925	76,239
Hanmi Pharm Co., Ltd.	265	64,533
Helixmith Co., Ltd.(1)	570	94,192
Hotel Shilla Co., Ltd.	1,140	75,127
Hyundai Engineering & Construction Co., Ltd.	2,507	90,435
Hyundai Glovis Co., Ltd.	678	87,855
Hyundai Heavy Industries Holdings Co., Ltd.	359	98,425
Hyundai Mobis Co., Ltd.	1,503	304,135
Hyundai Motor Co.	3,161	336,259
Hyundai Motor Co., Second PFC Shares	1,315	91,094
Hyundai Steel Co.	2,811	91,612
Kakao Corp.	1,346	143,385
Kangwon Land, Inc.	3,899	101,154
Kia Motors Corp.	6,237	229,740
Korea Aerospace Industries, Ltd.	2,834	87,963
Korea Electric Power Corp.(1)	6,773	159,453
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,163	105,588
Korea Zinc Co., Ltd.	267	99,478
LG Chem, Ltd.	994	281,131
LG Corp.	2,468	147,224
LG Display Co., Ltd.(1)	7,519	91,358
LG Electronics, Inc.	2,653	145,276
LG Household & Health Care, Ltd.	216	228,706
Lotte Chemical Corp.	531	103,774
Medy-Tox, Inc.	5	1,753
Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	7,652
Naver Corp.	3,059	354,896
NCsoft Corp.	416	169,040
Netmarble Corp.(1)(2)	918	69,992
POSCO	1,665	313,823
S-Oil Corp.	1,489	117,634
Samsung Biologics Co., Ltd.(1)(2)	480	112,838
Samsung C&T Corp.	2,148	165,569
Samsung Electro-Mechanics Co., Ltd.	1,599	122,583

Security	Shares	Value
Samsung Electronics Co., Ltd.	87,929	$3,330,285
Samsung Electronics Co., Ltd., PFC Shares	16,533	511,313
Samsung Engineering Co., Ltd.(1)	6,075	83,812
Samsung Fire & Marine Insurance Co., Ltd.	772	171,379
Samsung Heavy Industries Co., Ltd.(1)	15,800	93,596
Samsung Life Insurance Co., Ltd.	1,964	126,079
Samsung SDI Co., Ltd.	1,227	255,525
Samsung SDS Co., Ltd.	882	154,271
SillaJen, Inc.(1)	2,033	75,143
SK Holdings Co., Ltd.	873	162,323
SK Hynix, Inc.	10,947	700,763
SK Innovation Co., Ltd.	1,355	194,699
SK Telecom Co., Ltd.	574	120,156
Woongjin Coway Co., Ltd.	1,611	113,793

		$11,647,267

Sri Lanka — 1.4%
Access Engineering PLC	1,668,000	$174,595
Ceylon Cold Stores PLC	16,000	68,251
Dialog Axiata PLC	1,485,330	93,289
Hayleys PLC	40,000	38,866
Hemas Holdings PLC	218,206	95,941
John Keells Holdings PLC	1,204,200	1,030,169
Lion Brewery Ceylon PLC	20,200	62,894
Melstacorp PLC(1)	200,000	51,110
Royal Ceramics Lanka PLC	80,669	33,754
Softlogic Life Insurance PLC	2,455,000	569,688
Tokyo Cement Co Lanka PLC(1)	1,143,000	207,152

		$2,425,709

Taiwan — 4.2%
Advantech Co., Ltd.	7,699	$64,757
ASE Technology Holding Co., Ltd.	61,358	136,713
Asia Cement Corp.	52,000	69,549
Asustek Computer, Inc.	12,000	85,020
AU Optronics Corp.	156,000	41,187
Catcher Technology Co., Ltd.	12,000	87,938
Cathay Financial Holding Co., Ltd.	134,000	174,957
Cheng Shin Rubber Industry Co., Ltd.	28,000	36,203
China Steel Corp.	210,000	161,560
Chunghwa Telecom Co., Ltd.	64,000	221,405
Compal Electronics, Inc.	95,000	58,042
Delta Electronics, Inc.	33,680	162,578
Far Eastern New Century Corp.	59,700	56,481
Far EasTone Telecommunications Co., Ltd.	32,000	73,453
Formosa Chemicals & Fibre Corp.	59,000	179,469
Formosa Petrochemical Corp.	22,000	74,575
Formosa Plastics Corp.	70,000	225,177
Foxconn Technology Co., Ltd.	18,291	37,581
Fubon Financial Holding Co., Ltd.	112,000	154,835
Hon Hai Precision Industry Co., Ltd.	200,508	502,627
Hotai Motor Co., Ltd.	5,000	71,962
Innolux Corp.	180,000	41,617

Security	Shares	Value
Largan Precision Co., Ltd.	2,000	$270,357
Nan Ya Plastics Corp.	85,000	194,093
Pegatron Corp.	30,000	48,694
Pou Chen Corp.	42,000	51,686
President Chain Store Corp.	10,000	96,170
Quanta Computer, Inc.	51,000	93,731
Shin Kong Financial Holding Co., Ltd.	180,522	52,180
Taiwan Cement Corp.	73,700	105,406
Taiwan Mobile Co., Ltd.	31,000	109,127
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	3,264,551
Uni-President Enterprises Corp.	82,960	214,739
United Microelectronics Corp.	220,000	97,679
Yuanta Financial Holding Co., Ltd.	158,675	88,900

		$7,404,999

Thailand — 1.8%
Advanced Info Service PCL	20,800	$143,571
Airports of Thailand PCL	74,700	174,067
Bangkok Dusit Medical Services PCL	165,600	133,983
Bangkok Expressway & Metro PCL	155,200	52,795
Banpu PCL	95,500	44,098
Berli Jucker PCL	26,500	44,350
BTS Group Holdings PCL	135,400	54,430
Bumrungrad Hospital PCL	9,300	51,346
Central Pattana PCL	40,700	96,518
Charoen Pokphand Foods PCL	75,200	67,598
CP ALL PCL	97,400	273,223
Electricity Generating PCL	5,800	61,878
Energy Absolute PCL	34,100	57,502
Gulf Energy Development PCL	12,100	49,540
Home Product Center PCL	113,400	63,196
Indorama Ventures PCL	35,000	46,364
Intouch Holdings PCL	40,300	83,264
IRPC PCL	254,400	39,469
Land & Houses PCL	168,500	61,588
Mega Lifesciences PCL	436,400	496,978
Minor International PCL	54,100	70,386
PTT Exploration & Production PCL	25,300	110,613
PTT Global Chemical PCL	41,900	81,829
PTT PCL	190,800	291,532
Ratch Group PCL	17,700	38,768
Robinson PCL	14,700	30,169
Siam Cement PCL (The)	13,200	185,415
Thai Oil PCL	24,600	54,863
Thai Union Group PCL	75,100	46,010
Total Access Communication PCL	18,900	35,826
True Corp. PCL	256,100	53,335

		$3,094,504

Ukraine — 2.4%
Ferrexpo PLC	438,200	$1,355,876

Security	Shares	Value
Kernel Holding SA	116,600	$1,455,174
MHP SE GDR	142,522	1,425,220

		$4,236,270

Vietnam — 9.2%
Bao Viet Holdings	43,700	$157,334
Binh Minh Plastics JSC	62,900	130,690
Coteccons Construction JSC	24,000	124,904
Domesco Medical Import Export JSC	59,000	180,849
FPT Corp.	134,549	299,926
Gemadept Corp.	61,050	68,277
HA TIEN 1 Cement JSC	87,880	59,450
Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	246,845
Ho Chi Minh City Securities Corp.	89,600	81,345
Hoa Binh Construction Group JSC	81,480	47,970
Hoa Phat Group JSC(1)	1,033,682	996,128
Hoa Sen Group(1)	173,059	54,148
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	157,987
Hoang Huy Investment Financial Services JSC	167,400	164,137
Imexpharm Pharmaceutical JSC	37,445	80,581
KIDO Group Corp.	106,100	85,026
Kinh Bac City Development Share Holding Corp.	202,100	127,485
Masan Group Corp.(1)	548,450	1,876,803
Mobile World Investment Corp.	53,333	262,334
Nam Long Investment Corp.	161,476	217,274
No Va Land Investment Group Corp.(1)	248,890	617,734
Pan Group JSC (The)(1)	70,937	92,845
PetroVietnam Ca Mau Fertilizer JSC	121,700	43,427
PetroVietnam Drilling & Well Services JSC(1)	176,235	126,175
PetroVietnam Fertilizer & Chemical JSC	149,250	92,224
PetroVietnam Gas JSC	45,000	209,346
PetroVietnam Nhon Trach 2 Power JSC	90,300	98,835
PetroVietnam Technical Services Corp.	315,543	302,454
Pha Lai Thermal Power JSC	82,000	88,486
Phat Dat Real Estate Development Corp.(1)	102,213	116,806
Refrigeration Electrical Engineering Corp.	143,700	201,530
Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	6,627
Saigon Beer Alcohol Beverage Corp.	49,600	594,418
SSI Securities Corp.	262,330	259,650
Thanh Thanh Cong - Bien Hoa JSC	128,048	91,467
Tien Phong Plastic JSC	22,600	37,842
TNG Investment & Trading JSC(1)	14	11
Van Phu - Invest Investment JSC(1)	51,300	93,531
Vicostone JSC	28,400	93,174
Viet Capital Securities JSC	282,825	404,831
Vietnam Dairy Products JSC	335,908	1,773,848
Vietnam Electrical Equipment JSC	131,600	127,237
Vietnam National Petroleum Group	56,100	157,128
Vietnam Prosperity JSC Bank(1)	1,755,487	1,499,786
Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,522,466

Security	Shares	Value
Vingroup JSC(1)	399,041	$2,089,045
Vinh Hoan Corp.	37,100	141,062

		$16,301,478

Total Common Stocks (identified cost $147,361,340)		$163,135,684

Foreign Government Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Ukraine — 1.1%
Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(6)(7)	$2,305	$1,968,553

		$1,968,553

Total Foreign Government Bonds (identified cost $1,936,063)		$1,968,553

Rights — 0.0%(5)

Security	Shares	Value
South Korea — 0.0%(5)
Helixmith Co., Ltd., Exp. 8/6/19(1)	38	$1,975

		$1,975

Total Rights (identified cost $0)		$1,975

Short-Term Investments — 3.6%

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/15/19(8)	$1,500	$1,498,818

Total U.S. Treasury Obligations (identified cost $1,498,818)		$1,498,818

Other — 2.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(9)	4,828,514	$4,828,514

Total Other (identified cost $4,828,484)		$4,828,514

Total Short-Term Investments (identified cost $6,327,302)		$6,327,332

Total Investments — 97.0% (identified cost $155,624,705)		$171,433,544

Other Assets, Less Liabilities — 3.0%		$5,273,277

Net Assets — 100.0%		$176,706,821

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $831,292 or 0.5% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Amount is less than 0.05%.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $1,968,553 or 1.1% of the Portfolio’s net assets.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $149,729.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	29.9%	$52,823,964
Consumer Staples	9.6	16,941,311
Information Technology	9.0	15,917,590
Communication Services	7.9	14,068,727
Consumer Discretionary	7.2	12,766,537
Materials	6.8	11,955,366
Energy	6.5	11,484,531

Sector	Percentage of Net Assets	Value
Industrials	6.0%	$10,567,080
Real Estate	5.1	9,015,278
Utilities	2.7	4,756,912
Health Care	1.6	2,840,363
Foreign Government Bonds	1.1	1,968,553
Short-Term Investments	3.6	6,327,332

Total Investments	97.0%	$171,433,544

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,115,607	KRW	2,494,914,000	8/12/19	$9,011
USD	2,380,542	KRW	2,806,778,000	8/12/19	10,622
TWD	2,912,427	USD	94,034	8/15/19	(385)
TWD	72,922,511	USD	2,354,998	8/15/19	(10,174)
USD	1,539,049	KRW	1,814,308,000	9/5/19	10,529

					$19,603

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	153,165,062	USD	4,945,535	Standard Chartered Bank	8/15/19	$—	$(20,512)
USD	4,070,848	CNH	28,001,000	Bank of America, N.A.	8/22/19	18,484	—
USD	3,480,748	CNH	23,941,550	Citibank, N.A.	8/22/19	15,876	—
USD	4,069,880	CNH	28,000,000	Standard Chartered Bank	8/22/19	17,660	—
USD	6,105,151	CNH	42,001,000	UBS AG	8/22/19	26,678	—
USD	4,070,931	CNH	28,001,000	UBS AG	8/22/19	18,566	—
USD	7,302,296	TWD	229,000,000	JPMorgan Chase Bank, N.A.	8/22/19	—	(60,708)
EUR	74,181	USD	82,948	Goldman Sachs International	9/6/19	—	(600)
USD	7,766,371	EUR	6,945,509	Goldman Sachs International	9/6/19	56,189	—
USD	3,366,840	EUR	3,010,984	Goldman Sachs International	9/6/19	24,359	—
USD	2,708,397	EUR	2,422,134	Goldman Sachs International	9/6/19	19,595	—
USD	196,465	EUR	175,700	Goldman Sachs International	9/6/19	1,421	—
USD	29,586	EUR	26,459	Goldman Sachs International	9/6/19	214	—

						$199,042	$(81,820)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	268	Long	9/20/19	$13,743,040	$(166,571)

					$(166,571)

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares
Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

KRW	-	South Korean Won

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: During the fiscal year to date ended July 31, 2019, the Portfolio entered into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$—	$(166,571)

Total		$—	$(166,571)

Foreign Exchange	Forward foreign currency exchange contracts	$199,042	$(81,820)
Foreign Exchange	Forward foreign currency exchange contracts (centrally cleared)	$30,162	$(10,559)

Total		$229,204	$(92,379)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$5,205,939	$71,660,837	$0	$76,866,776
Emerging Europe	1,425,220	21,869,202	—	23,294,422
Latin America	35,076,436	—	—	35,076,436
Middle East/Africa	—	27,898,050	—	27,898,050
Total Common Stocks	$41,707,595	$121,428,089 **	$0	$163,135,684
Foreign Government Bonds	$—	$1,968,553	$—	$1,968,553
Rights	—	1,975	—	1,975
Short-Term Investments -
U.S. Treasury Obligations	—	1,498,818	—	1,498,818
Other	—	4,828,514	—	4,828,514
Total Investments	$41,707,595	$129,725,949	$0	$171,433,544
Forward Foreign Currency Exchange Contracts	$—	$229,204	$—	$229,204
Total	$41,707,595	$129,955,153	$0	$171,662,748

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(92,379)	$—	$(92,379)
Futures Contracts	(166,571)	—	—	(166,571)
Total	$(166,571)	$(92,379)	$—	$(258,950)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.